NOTE 4 - ACQUISITIONS - Whisl Consideration (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 01, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	May 13, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs		$ 75,000		$ 75,000
Stock Issued During Period, Value, Acquisitions		$ 32,500	$ 325,000	357,500		$ 50,000
Whisl Telecom L L C [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs							$ 1,000,000
Business Combination, Contingent Consideration, Liability							250,000
Stock Issued During Period, Value, Acquisitions				550,000
Acquisition Costs, Cumulative							$ 1,800,000
Smartbiz Telecom L L C [Member]
Business Acquisition [Line Items]
Business Acquisition, Transaction Costs	$ 725,000
Business Combination, Contingent Consideration, Liability	75,000
Stock Issued During Period, Value, Acquisitions	1,000,000			$ 357,500
Acquisition Costs, Cumulative	$ 1,800,000